CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 3,194	$ 5,039	$ 2,608
Adjustments required to reconcile net income to net cash flows provided by operating activities:
Depreciation	1,541	1,781	1,592
Share-based compensation	250	203	121
Changes in deferred income tax assets, net	583	(2,550)	33
Decrease (increase) in long-term tax receivables	70	(1,013)	0
Increase (decrease) in employee severance benefits, net	(25)	(5)	47
Decrease (increase) in trade receivables, net	(3,941)	2,260	(956)
Decrease (increase) in operating lease right-of-use assets	779	261	(5,868)
Increase (decrease) in operating lease liabilities	(768)	(195)	5,942
Decrease (increase) in other receivables and prepaid expenses	437	(18)	(556)
Decrease (increase) in inventories	(806)	(1,023)	290
Increase (decrease) in trade payables	1,543	(451)	(449)
Increase (decrease) in other liabilities and accrued expenses	972	(414)	448
Net cash provided by operating activities	3,829	3,875	3,252
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(3,027)	(1,535)	(1,082)
Restricted deposit	(2)	(156)	(58)
Proceeds from disposals of property and equipment and repayment from insurance	0	44	0
Net cash used in investing activities	(3,029)	(1,647)	(1,140)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term bank credit, net	0	(377)	(1,600)
Repayment of short-term loan from shareholder	0	0	(3,661)
Issuance of shares in rights offering, net	0	0	5,594
Exercise of options	25	0	0
Dividend distribution	(994)	0	0
Repayment of long-term loans	(669)	(301)	(183)
Proceeds from long-term loans	0	3,063	1,141
Repayment of property and equipment payables	0	(261)	(477)
Net cash provided by (used in) financing activities	(1,638)	2,124	814
Effect of exchange rate on cash and cash equivalents	(1,079)	196	181
Increase in cash and cash equivalents	(1,917)	4,548	3,107
Cash and cash equivalents at the beginning of the year	9,283	4,735	1,628
Cash and cash equivalents at end of the year	7,366	9,283	4,735
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES:
Cash paid during the year for: Interest	129	29	163
Cash paid during the year for: Income taxes	38	57	37
Non-cash activities:
Purchase of property and equipment in credit	$ 324	$ 221	$ 666